Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Enhanced High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced High Yield ETF
Class Name	Fidelity® Enhanced High Yield ETF
Trading Symbol	FDHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 374,713,350
Holdings Count | shares	389
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$374,713,350
Number of Holdings	389
Portfolio Turnover	60%

Holdings [Text Block]	BBB 2.6 BB 38.2 B 55.3 CCC,CC,C 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 2.6 BB - 38.2 B - 55.3 CCC,CC,C - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 97.5 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 97.5 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 82.5 Canada 7.1 United Kingdom 2.0 Australia 1.1 Mexico 1.0 Italy 0.9 Ireland 0.8 Bailiwick Of Jersey 0.7 Finland 0.6 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Canada - 7.1 United Kingdom - 2.0 Australia - 1.1 Mexico - 1.0 Italy - 0.9 Ireland - 0.8 Bailiwick Of Jersey - 0.7 Finland - 0.6 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 1.9 CCO Holdings LLC / CCO Holdings Capital Corp 1.7 AmeriGas Partners LP / AmeriGas Finance Corp 1.3 Brookfield Residential Properties Inc / Brookfield Residential US LLC 1.2 Post Holdings Inc 1.1 1011778 BC ULC / New Red Finance Inc 1.1 Five Point Operating Co LP / Five Point Capital Corp 1.1 Borr IHC Ltd / Borr Finance LLC 1.0 Rain Carbon Inc 1.0 Resorts World Las Vegas LLC / RWLV Capital Inc 1.0 12.4
Fidelity Preferred Securities & Income ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Preferred Securities & Income ETF
Class Name	Fidelity® Preferred Securities & Income ETF
Trading Symbol	FPFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 54,192,748
Holdings Count | shares	237
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$54,192,748
Number of Holdings	237
Portfolio Turnover	89%

Holdings [Text Block]	A 5.9 BBB 23.8 BB 39.0 B 1.7 CCC,CC,C 0.8 Equities 26.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 5.9 BBB - 23.8 BB - 39.0 B - 1.7 CCC,CC,C - 0.8 Equities - 26.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Preferred Securities 45.8 Preferred Stocks 26.2 Corporate Bonds 25.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Preferred Securities - 45.8 Preferred Stocks - 26.2 Corporate Bonds - 25.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 81.1 Canada 10.6 Japan 3.9 France 2.1 United Kingdom 1.5 Germany 0.4 Ireland 0.2 Netherlands 0.2 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.1 Canada - 10.6 Japan - 3.9 France - 2.1 United Kingdom - 1.5 Germany - 0.4 Ireland - 0.2 Netherlands - 0.2 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Enbridge Inc 5.8 Goldman Sachs Group Inc/The 5.0 Energy Transfer LP 4.7 Citigroup Inc 4.5 Transcanada Trust 2.8 Bank of New York Mellon Corp/The 2.7 JPMorgan Chase & Co 2.7 Southern Co/The 4.2% 2.3 BP Capital Markets PLC 2.1 Ally Financial Inc 2.0 34.6
Fidelity Sustainable High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable High Yield ETF
Class Name	Fidelity® Sustainable High Yield ETF
Trading Symbol	FSYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 45,332,282
Holdings Count | shares	388
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$45,332,282
Number of Holdings	388
Portfolio Turnover	106%

Holdings [Text Block]	BBB 2.7 BB 41.4 B 36.8 CCC,CC,C 14.7 Not Rated 2.1 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 2.7 BB - 41.4 B - 36.8 CCC,CC,C - 14.7 Not Rated - 2.1 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 93.4 Bank Loan Obligations 3.7 Common Stocks 0.8 Preferred Securities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 93.4 Bank Loan Obligations - 3.7 Common Stocks - 0.8 Preferred Securities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 83.7 Canada 4.3 France 2.1 United Kingdom 1.9 Ireland 1.8 Zambia 0.8 Tanzania 0.6 Colombia 0.5 Israel 0.4 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.7 Canada - 4.3 France - 2.1 United Kingdom - 1.9 Ireland - 1.8 Zambia - 0.8 Tanzania - 0.6 Colombia - 0.5 Israel - 0.4 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 3.0 Tenet Healthcare Corp 2.1 GGAM Finance Ltd 1.8 Charles River Laboratories International Inc 1.8 Yum! Brands Inc 1.8 Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 1.7 Univision Communications Inc 1.7 Artera Services LLC 1.7 CHS/Community Health Systems Inc 1.6 CVS Health Corp 1.5 18.7